Average Annual Total Returns - First Trust Chindia ETF	First Trust Chindia ETF 1 Year	First Trust Chindia ETF 5 Years	First Trust Chindia ETF 10 Years	First Trust Chindia ETF Since Inception	First Trust Chindia ETF Inception Date	First Trust Chindia ETF After tax on distributions 1 Year	First Trust Chindia ETF After tax on distributions 5 Years	First Trust Chindia ETF After tax on distributions 10 Years	First Trust Chindia ETF After tax on distributions Since Inception	First Trust Chindia ETF After tax on distributions and sale of fund shares 1 Year	First Trust Chindia ETF After tax on distributions and sale of fund shares 5 Years	First Trust Chindia ETF After tax on distributions and sale of fund shares 10 Years	First Trust Chindia ETF After tax on distributions and sale of fund shares Since Inception	ISE ChIndia(TM) Index (reflects no deduction for fees, expenses or taxes) 1 Year	ISE ChIndia(TM) Index (reflects no deduction for fees, expenses or taxes) 5 Years	ISE ChIndia(TM) Index (reflects no deduction for fees, expenses or taxes) 10 Years	ISE ChIndia(TM) Index (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	49.25%	17.09%	10.21%	9.36%	May 08, 2007	49.00%	16.55%	9.71%	8.93%	29.13%	13.53%	8.11%	7.59%	50.30%	17.74%	10.72%	9.94%	20.89%	15.43%	13.79%	9.28%	18.31%	12.81%	3.63%	4.39%